Notes to the Consolidated Statements of Cash Flows - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance	$ 27,361	$ 31,660	$ 296,918
Balance	26,742	27,361	31,660
Interest expense	1,488	1,944	791
Transaction costs for the issuance of convertible redeemable preferred shares
Additions	39,177	45,389	50,234
Conversion of convertible redeemable preferred shares			(329,539)
financing cash flows	(40,320)	(49,562)	(25,089)
operating cash flows
Interest paid	(1,211)	(1,871)	(685)
Change in fair value			39,171
Exchange adjustment	247	(199)	(141)
Financial instrument measured at FVTPL [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance			290,368
Balance
Interest expense
Transaction costs for the issuance of convertible redeemable preferred shares
Additions
Conversion of convertible redeemable preferred shares			(329,539)
financing cash flows
operating cash flows
Interest paid
Change in fair value			39,171
Exchange adjustment
Interest-bearing bank borrowings and interest payables [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance	26,465	30,469	4,313
Balance	24,948	26,465	30,469
Interest expense	1,446	1,894	708
Transaction costs for the issuance of convertible redeemable preferred shares
Additions	37,719	44,702	50,234
Conversion of convertible redeemable preferred shares
financing cash flows	(39,729)	(48,542)	(24,069)
operating cash flows
Interest paid	(1,169)	(1,871)	(602)
Change in fair value
Exchange adjustment	216	(187)	(115)
Lease liabilities [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance	896	1,191	2,237
Balance	1,794	896	1,191
Interest expense	42	50	83
Transaction costs for the issuance of convertible redeemable preferred shares
Additions	1,458	687
Conversion of convertible redeemable preferred shares
financing cash flows	(591)	(1,020)	(1,020)
operating cash flows
Interest paid	(42)		(83)
Change in fair value
Exchange adjustment	$ 31	$ (12)	$ (26)